New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods	12 Months Ended
Feb. 28, 2022
COVID-19 Related Rent Concessions [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Amendments to IFRS 16: COVID-19 Related Rent Concessions beyond June 30, 2021
Annual periods beginning on/after	Apr. 01, 2021
Onerous Contracts – Cost of Fulfilling a Contract [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Amendments to IAS 37: Onerous Contracts – Cost of Fulfilling a Contract
Annual periods beginning on/after	Jan. 01, 2022
Reference to the Conceptual Framework [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Amendments to IFRS 3: Reference to the Conceptual Framework
Annual periods beginning on/after	Jan. 01, 2022
IFRS standards 2018 – 2020 [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Annual improvements to IFRS standards 2018 – 2020
Annual periods beginning on/after	Jan. 01, 2022
Property, Plant and Equipment – Proceeds before Intended Use [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Amendments to IAS 16: Property, Plant and Equipment – Proceeds before Intended Use
Annual periods beginning on/after	Jan. 01, 2022
Classification of Liabilities as Current or Non-current [member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Amendments to IAS 1: Classification of Liabilities as Current or Non-current
Annual periods beginning on/after	Jan. 01, 2023
Insurance Contracts and amendments to IFRS 17 Insurance Contracts [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts
Annual periods beginning on/after	Jan. 01, 2023
Definition of Accounting Estimates [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Amendments to IAS 8: Definition of Accounting Estimates
Annual periods beginning on/after	Jan. 01, 2023
Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Amendments to IAS 12 Income Taxes: Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction
Annual periods beginning on/after	Jan. 01, 2023
Disclosure of Accounting Policies [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Amendments to IAS 1, IFRS 26, IFRS 34, IFRS 7 and IFRS Practice Statement 2: Disclosure of Accounting Policies
Annual periods beginning on/after	Jan. 01, 2023
Amendments relating to Sale or Contribution of Assets between an Investor and its Associate or Joint Venture [Member]
New Standards and Interpretations (Details) - Schedule of consolidated financial statements in future reporting periods [Line Items]
Details of amendment	Amendments to IAS 28 and IFRS 10: Amendments relating to Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Annual periods beginning on/after	To be determined